Financial results (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Finance income
Yields and interests	$ 619	$ 652
Financial assets measured at fair value	37	132
Gain on remeasurement of derivatives	15	22
Other financial incomes	69	30
Finance income	740	836
Financial expenses
Interests	(3,510)	(3,776)
Financial cost of other liabilities	(1,529)	(1,452)
Financial expenses measured at fair value	(14)	(19)
Other financial expenses	(651)	(256)
Financial expenses	(5,704)	(5,503)
Gain from exchange difference	560	164
Foreign exchange gain	560	164
Total financial result	$ (4,404)	$ (4,503)